Cash and cash equivalents (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents in the Statement of Financial Position	€ 327.7	€ 412.9
Bank overdraft	0.0	(13.2)
Cash and cash equivalents per Statement of Cash Flows	€ 327.7	€ 399.7